Long-term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Ci2i Services, INC [Member]
Long-term Debt

NOTE 5: LONG-TERM DEBT

The following is a summary of long-term debt as of June 30, 2017 and December 31, 2016:

		2017	2016
Promissory notes – Kabbage	(a)	$-	$11,866
Promissory note – Fora Financial	(b)	-	-
Note payable – Swarn Singh	(c)	45,000	-
Total		45,000	11,866
Current portion		-	11,866
Total – net of current portion		$45,000	$-

(a)	Multiple monthly loan agreements with Kabbage. Each of these loans has a six-month duration with interest and fees spread over the 6 months.

(b)	There were a total of 2 loans from Fora Financial personally guaranteed by the CEO and all paid off by December 31, 2016.

(c)	Note payable to Swarn Singh entered into January 2017 ($25,000) and February 2017 ($20,000), at interest rate of 15% annually (1.25% monthly). This is an unsecured loan. Interest expense on this loan for the six months ended June 30, 2017 was $3,724. Accrued interest on this loan at June 30, 2017 is $3,724. Both notes are due December 31, 2018.

NOTE 5: LONG-TERM DEBT

The following is a summary of long-term debt – related parties as of December 31, 2016 and 2015:

		2016	2015

Promissory notes – Kabbage	(a)	$11,866	$26,956

Promissory note – Fora Financial	(b)	-	67,951

Total		$11,866	$94,907

(a)	Multiple monthly loan agreements with Kabbage. Each of these loans has a six-month duration with interest and fees spread over the 6 months.

(b)	There were a total of 2 loans from Fora Financial personally guaranteed by the CEO and all paid off by December 31, 2016.

All of this debt is considered current as of December 31, 2016 and 2015.